5. Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability - Level 3
Balance at December 31, 2016	$234,502
Conversion	(91,667)
Change in Fair Value of Derivative	(142,835)
Balance at December 31, 2017	$–

Assumptions
December 31,
2017
Expected term in years	0.51 years
Risk-free interest rates	0.89%
Volatility	48.05%
Dividend yield	0%